NOTE RECEIVABLE	12 Months Ended
Oct. 31, 2024
NOTE RECEIVABLE
NOTE RECEIVABLE

NOTE 7 – NOTE RECEIVABLE

The Company originated a note receivable to a third party in the principal amount of $7.8 million on October 31, 2023. This note has a maturity date of October 31, 2025. The note bears a fixed interest rate of 2.0% per annum.

The Company originated a note receivable to a third party in the principal amount of $7.5 million on January 29, 2021. This note had a maturity date of January 29, 2023 and the Company collected the note at maturity. The note bears a fixed interest rate of 2.0% per annum.

The interest income related to these notes was $156,000, $37,808 and $262,192 for the years ended October 31, 2024, 2023 and 2022, respectively, and was included in “Interest income” on the consolidated statements of operations and comprehensive loss.

As of October 31, 2024 and 2023, the outstanding principal balance of this note was $7,800,000 and was recorded as current and non-current “Note receivable”, respectively, on the accompanying consolidated balance sheets.